Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Registrant Name	MFS SERIES TRUST II
Entity Central Index Key	0000798250
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2020
Document Effective Date	Mar. 27, 2020
Prospectus Date	Mar. 27, 2020
MFS® Growth Fund | R6
Prospectus:
Trading Symbol	MFEKX
MFS® Growth Fund | R3
Prospectus:
Trading Symbol	MFEHX
MFS® Growth Fund | R2
Prospectus:
Trading Symbol	MEGRX
MFS® Growth Fund | R1
Prospectus:
Trading Symbol	MFELX
MFS® Growth Fund | I
Prospectus:
Trading Symbol	MFEIX
MFS® Growth Fund | C
Prospectus:
Trading Symbol	MFECX
MFS® Growth Fund | B
Prospectus:
Trading Symbol	MEGBX
MFS® Growth Fund | R4
Prospectus:
Trading Symbol	MFEJX
MFS® Growth Fund | A
Prospectus:
Trading Symbol	MFEGX